SHORT TERM LOAN	6 Months Ended
Jun. 30, 2025
Short Term Loan
SHORT TERM LOAN

NOTE 3 - SHORT TERM LOAN

On December 28, 2024, the Company entered into a loan agreement with Abri Advisors Ltd. (“Abri”), pursuant to which it borrowed $1,000. Under the agreement, the Company undertook to repay Abri by June 30, 2025, a total amount of $1,400, representing a 28.577% discount to the principal, plus 15% annual interest on the outstanding principal balance. The agreement stipulates that, while the loan remains outstanding, the Company may not issue any additional debt instrument ranking senior or equal to this loan, whether in payment priority or in collateral, without Abri’s prior written consent. In addition, if the Company conducts a capital raise or issues any convertible securities (including ordinary shares, preferred shares, options, or warrants), it must repay 25% of the then-outstanding loan balance within three business days of the closing date (“Capital Raise Repayment”). Such repayment does not reduce or alter the final repayment amount due at maturity, regardless of the payment date.

The agreement includes customary nonpayment provisions. In the event of nonpayment, and if not cured within three business days, the outstanding obligation (including any Capital Raise Repayment) becomes immediately due and payable, multiplied by 150% (“nonpayment Amount”). The nonpayment Amount bears monthly interest at 5% from the nonpayment date until settlement. For accounting purposes, the loan is measured at amortized cost using the effective interest method, with an effective annual interest rate of 155.93% calculated on initial recognition. As of December 31, 2024, the carrying amount of the loan was $1,000.

On May 26, 2025, the Company repaid $200 and in August 1, 2025, additional $150. On June 30, 2025, the Company entered into an event of nonpayment (failure to make the required full payment on that date). The nonpayment was not cured within the contractual period, and under the agreement, the outstanding obligation immediately prior to nonpayment - $1,410 - was multiplied by 1.5, resulting in a revalued liability amount of $2,115. As of the date of issuance of these financial statements, the Company is engaged in negotiations with Abri to settle the outstanding debt.